Share Capital and Reserves (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	9,317,296	9,251,640	8,187,939
Number Exercisable	6,574,278
0.77 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.77
Number outstanding	705,000
Number Exercisable	705,000
Expiry Date	September 12, 2019
0.73 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 0.73
Number outstanding	2,225,000
Number Exercisable	2,225,000
Expiry Date	November 27, 2020
3.16 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 3.16
Number outstanding	507,500
Number Exercisable	507,500
Expiry Date	September 29, 2021
2.24 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 2.24
Number outstanding	325,000
Number Exercisable	325,000
Expiry Date	June 1, 2022
2.12 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 2.12
Number outstanding	2,280,540
Number Exercisable	1,520,360
Expiry Date	August 1, 2022
2.25 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 2.25
Number outstanding	600,000
Number Exercisable	400,000
Expiry Date	September 12, 2022
1.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 1.96
Number outstanding	100,000
Number Exercisable	33,333
Expiry Date	January 15, 2023
2.11 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 2.11
Number outstanding	2,314,256
Number Exercisable	771,419
Expiry Date	March 5, 2023
2.11 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 2.11
Number outstanding	100,000
Number Exercisable	33,333
Expiry Date	April 27, 2023
1.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	$ 1.96
Number outstanding	160,000
Number Exercisable	53,333
Expiry Date	September 14, 2023